Schedule of Investments (unaudited) October 31, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.8%
Health Care Authority of the City of Huntsville, RB, Series B1, 4.00%, 06/01/45	$1,565	$1,723,441
Homewood Educational Building Authority, Refunding RB, Series A, 5.00%, 12/01/47	2,835	3,224,614
Tuscaloosa County Board of Education, ST, 5.00%, 02/01/43	2,485	2,943,159

		7,891,214

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Series A, 5.50%, 10/01/41	2,690	2,795,825

Arizona — 1.5%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(a)	810	837,443
5.00%, 07/01/54(a)	945	985,210
Series A, 5.00%, 07/01/39(a)	1,480	1,527,567
Series A, 5.00%, 07/01/49(a)	1,675	1,708,751
Series A, 4.00%, 02/01/50	1,365	1,512,993
Series A, 5.00%, 07/01/54(a)	1,290	1,305,119
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47(a)	2,545	2,562,942
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(a)	1,620	1,642,145
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(a)	630	675,177
5.00%, 07/01/54(a)	1,420	1,481,259
Series A, 5.00%, 09/01/42	435	522,640

		14,761,246

Arkansas — 0.4%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	4,350	4,360,049

California — 9.2%
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 07/01/37	2,965	3,282,789
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	5,040	5,633,107
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	4,030	4,243,308
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	4,910	5,037,464
Series A-2, 5.00%, 06/01/47	1,340	1,374,786
Grossmont Union High School District, GO, CAB, 0.00%, 08/01/31(b)	5,110	4,282,691
Long Beach Unified School District, GO, CAB, Series B, 0.00%, 08/01/34(b)	5,000	3,903,000
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, 6.25%, 08/01/43(c)	3,975	4,321,262
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/36	1,160	1,347,259
Series A, AMT, 5.00%, 03/01/37	1,275	1,475,761
Series A-1, AMT, 5.75%, 03/01/34	2,300	2,335,834
Norwalk-La Mirada Unified School District, Refunding GO, CAB, Series E, (AGC), 0.00%, 08/01/38(b)	7,620	4,649,800

Security	Par (000)	Value

California (continued)
Poway Unified School District, Refunding GO, CAB(b)
0.00%, 08/01/35	$7,820	$5,859,761
Series B, 0.00%, 08/01/36	10,000	7,260,200
Rio Hondo Community College District, GO, CAB(b)
Series C, 0.00%, 08/01/37	8,000	5,505,760
Series C, 0.00%, 08/01/38	12,940	8,631,627
San Diego Unified School District, GO, CAB, Series G, 0.00%, 01/01/24(d)	8,765	4,489,708
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(b)	3,485	2,975,040
San Joaquin County Transportation Authority, Refunding RB, Series A, 6.00%, 03/01/21(d)	1,830	1,864,459
San Marcos Unified School District, GO, Series A, 5.00%, 08/01/21(d)	3,400	3,521,168
State of California, GO, (NPFGC), 5.50%, 04/01/30	10	10,039
State of California, Refunding GO
5.00%, 09/01/41	2,700	2,791,449
5.00%, 10/01/41	2,555	2,649,739
Walnut Valley Unified School District, GO, CAB, Series B, 0.00%, 08/01/36(b)	6,545	4,399,091

		91,845,102

Colorado — 2.5%
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(a)	2,530	2,434,746
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 10/01/59(a)	3,365	3,393,602
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	7,500	8,880,075
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/36	1,500	1,618,215
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	5,655	6,225,533
STC Metropolitan District No.2, Refunding GO
Series A, 5.00%, 12/01/38	1,285	1,287,544
Series A, 5.00%, 12/01/49	1,000	976,020

		24,815,735

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, 5.00%, 10/01/54(a)	715	686,093

Florida — 9.9%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	4,535	4,967,140
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/01/55(a)	1,475	1,413,640
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/42	4,000	4,865,200
City Of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	2,965	3,459,888
City of Tampa Florida, RB, CAB(b)
Series A, 0.00%, 09/01/39	1,100	576,257
Series A, 0.00%, 09/01/40	1,000	499,740
Series A, 0.00%, 09/01/41	1,280	610,342
Series A, 0.00%, 09/01/42	1,150	523,756
Series A, 0.00%, 09/01/45	2,000	796,380
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.00%, 10/01/40	3,000	3,366,720
Series A, AMT, 5.00%, 10/01/42	3,000	3,462,540

1

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Lee Florida Airport Revenue, Refunding RB
Series A, AMT, 5.63%, 10/01/26	$2,600	$2,692,482
Series A, AMT, 5.38%, 10/01/32	3,440	3,541,893
County of Miami-Dade Florida Aviation Revenue, Refunding RB
AMT, 5.00%, 10/01/34	530	582,862
Series B, AMT, 5.00%, 10/01/40	6,500	7,506,460
County of Miami-Dade Seaport Department, ARB
Series A, 6.00%, 10/01/38	5,695	6,425,498
Series B, AMT, 6.00%, 10/01/30	1,820	2,065,008
Series B, AMT, 6.25%, 10/01/38	1,165	1,313,806
Series B, AMT, 6.00%, 10/01/42	1,865	2,093,910
Florida Development Finance Corp., RB(a)
AMT, 5.00%, 05/01/29	1,500	1,597,320
Series A, AMT, 5.00%, 08/01/29(e)	595	601,432
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	820	868,856
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/42	4,760	5,488,994
LT Ranch Community Development District, SAB
4.00%, 05/01/40	1,415	1,447,135
4.00%, 05/01/50	2,000	2,021,880
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	14,360	15,883,452
Miami-Dade County Health Facilities Authority, Refunding RB, 5.00%, 08/01/42	1,675	1,946,735
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	1,550	1,709,449
5.00%, 08/01/47	4,590	4,981,940
Palm Beach County Solid Waste Authority, Refunding RB
Series B, 5.00%, 10/01/21(d)	50	52,142
Series B, 5.00%, 10/01/31	3,050	3,178,497
Parker Road Community Development District, Refunding SAB
3.88%, 05/01/40	900	911,502
4.10%, 05/01/50	1,000	1,018,830
Town of Davie Florida, Refunding RB, 5.00%, 04/01/37	4,630	5,318,990
Westside Community Development District, Refunding SAB(a)
4.10%, 05/01/37	640	662,899
4.13%, 05/01/38	630	651,993

		99,105,568

Georgia — 0.5%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	1,405	1,625,262
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	1,105	1,285,259
Private Colleges & Universities Authority, RB
5.00%, 04/01/33	395	442,755
5.00%, 04/01/44	1,775	1,947,299

		5,300,575

Hawaii — 1.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	2,385	2,750,859

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii Airports System Revenue, COP
AMT, 5.00%, 08/01/27	$2,000	$2,190,660
AMT, 5.00%, 08/01/28	1,775	1,941,743
State of Hawaii Department of Budget & Finance, Refunding RB, AMT, 4.00%, 03/01/37	5,275	5,650,211

		12,533,473

Illinois — 12.5%
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/34	3,035	3,331,398
Chicago O’Hare International Airport, ARB
Series A, 3rd Lien, 5.75%, 01/01/21(d)	7,555	7,622,164
Series D, AMT, Senior Lien, 5.00%, 01/01/42	2,865	3,232,551
Series D, Senior Lien, 5.25%, 01/01/42	8,285	9,627,833
Chicago O’Hare International Airport, Refunding RB, Series B, AMT, Senior Lien, 5.00%, 01/01/22(d)	2,425	2,554,422
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(d)	1,620	1,706,864
Cook County Community College District No.508, GO, 5.13%, 12/01/38	3,250	3,361,898
Cook County Forest Preserve District, Refunding GO, Series B, 5.00%, 12/15/37	615	654,028
Illinois Finance Authority, RB, Series A, 5.75%, 08/15/34	8,700	9,042,519
Illinois Finance Authority, Refunding RB 4.00%, 08/15/40	1,770	2,031,358
Series C, 5.00%, 08/15/44	985	1,094,709
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	8,540	10,239,204
Metropolitan Pier & Exposition Authority, RB, CAB(b)
Series A, (NPFGC), 0.00%, 12/15/33	20,000	12,671,200
Series A, (NPFGC), 0.00%, 12/15/34	41,880	25,483,142
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (AGM), 0.00%, 06/15/44(b)	9,430	3,902,606
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(d)	1,700	1,756,542
State of Illinois, GO 5.25%, 07/01/29	3,160	3,320,117
5.00%, 05/01/32	7,500	7,818,825
5.25%, 02/01/33	5,860	6,071,136
5.50%, 07/01/33	2,235	2,337,832
5.25%, 02/01/34	5,360	5,537,470
5.50%, 07/01/38	1,200	1,239,228

		124,637,046

Indiana — 0.7%
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	2,900	3,017,566
Series A, AMT, 5.00%, 07/01/40	2,425	2,589,706
Series A, AMT, 5.00%, 07/01/44	1,400	1,483,048

		7,090,320

Kentucky — 2.1%
Kentucky Economic Development Finance Authority, RB, Series A, 5.38%, 01/01/23(d)	1,000	1,109,090
Kentucky Public Energy Authority, RB, Series C-1, 4.00%, 12/01/49(e)	10,125	11,397,409
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.60%, 07/01/39(c) .	8,225	8,474,382

		20,980,881

2

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana — 2.0%
Jefferson Sales Tax District, RB
Series B, (AGM), 5.00%, 12/01/34	$670	$814,318
Series B, (AGM), 5.00%, 12/01/35	895	1,084,561
Series B, (AGM), 5.00%, 12/01/36	805	973,583
Series B, (AGM), 5.00%, 12/01/37	1,005	1,212,743
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, Series A, Sub Lien, 5.00%, 02/01/24(d)	8,155	9,405,651
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-2, 6.50%, 11/01/35	1,170	1,174,598
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	4,825	5,398,741

		20,064,195

Massachusetts — 1.3%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	5,950	6,552,735
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	2,160	2,272,212
Massachusetts School Building Authority, RB, Series A, 5.00%, 05/15/23(d)	3,495	3,908,983

		12,733,930

Michigan — 4.8%
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/21(d)	16,100	16,928,662
Michigan State Building Authority, Refunding RB(d)
Series I-A, 5.38%, 10/15/21	3,975	4,169,262
Series II-A, (AGM), 5.25%, 10/15/21	8,040	8,423,588
Michigan State University, Refunding RB, Series B, 4.00%, 02/15/39	2,125	2,452,038
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	2,000	2,201,620
AMT, 5.00%, 12/31/43	9,940	11,323,350
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	1,330	1,480,809
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/39	1,080	1,190,732

		48,170,061

Nebraska — 0.7%
Central Plains Energy Project, RB, 5.25%, 09/01/37	6,825	7,391,612

Nevada — 0.1%
City of Las Vegas Nevada Special Improvement District No.814, SAB
4.00%, 06/01/39	380	372,856
4.00%, 06/01/44	1,065	1,027,043

		1,399,899

New Jersey — 11.5%
New Jersey Economic Development Authority, RB
Series DDD, 5.00%, 06/15/42	590	651,531
Series WW, 5.25%, 06/15/25(d)	55	67,153
Series WW, 5.25%, 06/15/33	445	493,243
Series WW, 5.00%, 06/15/34	570	622,531
Series WW, 5.00%, 06/15/36	2,635	2,862,743
Series WW, 5.25%, 06/15/40	970	1,058,115
AMT, 5.13%, 01/01/34	1,930	2,145,793
AMT, 5.38%, 01/01/43	4,920	5,414,804

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, Refunding RB
Series N-1, (AMBAC), 5.50%, 09/01/24	$6,325	$7,235,294
Series N-1, (NPFGC), 5.50%, 09/01/28	1,685	2,044,343
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	4,255	4,319,591
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.50%, 12/01/25	480	497,486
1st Series, AMT, 5.50%, 12/01/26	690	715,088
1st Series, AMT, 5.75%, 12/01/28	75	77,885
1st Series, AMT, 5.88%, 12/01/33	6,895	7,205,551
Series B, AMT, 3.25%, 12/01/39	7,670	7,441,741
New Jersey Housing & Mortgage Finance Agency, Refunding RB, 2nd Series, AMT, 4.35%, 11/01/33	2,645	2,776,219
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/29	2,145	2,475,888
Series A, 5.50%, 06/15/21(d)	2,980	3,074,704
Series A, (NPFGC), 5.75%, 06/15/25	4,000	4,693,080
Series A, 5.00%, 06/15/28	4,205	4,893,106
Series AA, 5.25%, 06/15/33	4,150	4,470,712
Series AA, 5.00%, 06/15/38	3,990	4,264,273
Series AA, 5.50%, 06/15/39	5,625	6,041,306
Series B, 5.00%, 06/15/21(d)	2,575	2,649,958
Series B, 5.50%, 06/15/31	1,000	1,026,010
Series D, 5.00%, 06/15/32	1,825	1,998,485
New Jersey Transportation Trust Fund Authority, RB, CAB(b)
Series A, 0.00%, 12/15/35	10,000	5,870,900
Series C, (AGC, AMBAC), 0.00%, 12/15/25	8,550	7,821,968
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	4,000	4,608,680
Series A, 5.25%, 06/01/46	11,035	12,906,205
Sub-Series B, 5.00%, 06/01/46	2,675	3,020,476

		115,444,862

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/49	540	548,932
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	1,040	1,183,395

		1,732,327

New York — 8.8%
City of New York New York, GO, Series C, 5.00%, 08/01/42	2,585	3,184,436
Hudson Yards Infrastructure Corp., RB
5.75%, 02/15/21(d)	1,190	1,208,469
5.75%, 02/15/47	730	738,870
Metropolitan Transportation Authority, Refunding RB, Series A-1, 5.25%, 11/15/57	4,000	4,287,360
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
4.00%, 05/01/44	5,000	5,678,000
Series C, 4.00%, 05/01/45	6,500	7,353,580
Sub-Series E-1, 5.00%, 02/01/39	6,440	7,640,030
Sub-Series F-1, 5.00%, 05/01/39	3,360	4,002,365
Series C-3, Subordinate, 5.00%, 05/01/41	5,000	5,993,150
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/32	4,150	4,498,932

3

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(a)	$3,055	$3,124,868
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45	4,550	5,289,329
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/45	5,000	5,951,150
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/43	7,500	8,991,825
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	8,300	8,922,832
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,105	1,192,803
AMT, 5.00%, 10/01/40	3,115	3,342,488
AMT, 4.38%, 10/01/45	260	261,895
Port Authority of New York & New Jersey, ARB
Consolidated, 218th Series, AMT, 5.00%, 11/01/44	2,500	2,999,925
Consolidated, 221st Series, AMT, 4.00%, 07/15/40	3,000	3,334,200

		87,996,507

Ohio — 4.3%
American Municipal Power, Inc., Refunding RB
Series A, 5.00%, 02/15/38	2,375	2,775,995
Series A, 5.00%, 02/15/41	4,000	4,634,920
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	13,125	13,964,737
County of Lucas Ohio, Refunding RB, Series A, 6.50%, 11/15/21(d)	3,000	3,193,590
County of Montgomery Ohio, RB, 5.45%, 11/13/23(d)	11,135	12,847,563
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/32	1,950	2,148,159
Series A-1, Junior Lien, 5.25%, 02/15/33	2,730	3,003,628

		42,568,592

Oregon — 0.2%
Clackamas Community College District, GO
Series A, 5.00%, 06/15/39	395	473,565
Series A, 5.00%, 06/15/40	420	501,472
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	2,800	1,490,160

		2,465,197

Pennsylvania — 7.6%
Commonwealth Financing Authority, RB 5.00%, 06/01/34 Series B, 5.00%, 06/01/22(d)	2,180 3,305	2,669,148 3,551,751
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 12/31/34	7,115	8,218,465
AMT, 5.00%, 12/31/38	6,850	7,776,874
AMT, 5.00%, 06/30/42	8,805	9,752,506
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	5,000	5,463,500
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	8,075	9,015,011
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	1,775	2,033,653
Series A-1, 5.00%, 12/01/41	2,320	2,692,662
Series B, 5.00%, 12/01/40	4,920	5,678,418
Series C, 5.50%, 12/01/23(d)	1,565	1,815,024

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB (continued)
Sub-Series B-1, 5.00%, 06/01/42	$7,330	$8,514,235
Series A, Subordinate, 5.00%, 12/01/44	5,000	6,027,200
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	2,165	2,482,281

		75,690,728

Puerto Rico — 4.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,334	1,398,485
Series A-1, Restructured, 5.00%, 07/01/58	2,007	2,134,525
Series A-2, Restructured, 4.33%, 07/01/40	2,372	2,441,571
Series A-2, Restructured, 4.78%, 07/01/58	214	224,676
Series B-1, Restructured, 4.75%, 07/01/53	1,302	1,365,642
Series B-1, Restructured, 5.00%, 07/01/58	15,757	16,756,466
Series B-2, Restructured, 4.33%, 07/01/40	12,433	12,793,433
Series B-2, Restructured, 4.78%, 07/01/58	1,261	1,323,180
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	13,457	3,869,695

		42,307,673

Rhode Island — 1.1%
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	3,000	3,128,010
Series B, 5.00%, 06/01/50	7,465	7,963,139

		11,091,149

South Carolina — 6.0%
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/40(a)	2,630	2,456,368
5.00%, 11/01/43	5,000	6,007,500
5.00%, 04/01/44	285	305,078
4.00%, 04/01/49	270	260,304
5.00%, 04/01/49	765	814,549
4.00%, 04/01/54	580	553,262
5.00%, 04/01/54	1,385	1,471,632
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, (AGM), 6.50%, 08/01/21(d) .	3,600	3,767,904
South Carolina Ports Authority, ARB
AMT, 5.25%, 07/01/25(d)	6,530	7,927,224
AMT, 5.00%, 07/01/38	3,380	4,019,800
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	11,450	12,818,504
Series E, 5.50%, 12/01/53	4,525	5,018,632
South Carolina Public Service Authority, Refunding RB
Series B, 5.00%, 12/01/38	5,870	6,485,352
Series B, (AGM), 5.00%, 12/01/56	7,155	8,385,875

		60,291,984

Tennessee — 0.5%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.25%, 10/01/58	4,665	5,048,930

Texas — 12.1%
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/22(d)	11,345	12,284,593

4

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	$710	$723,376
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	690	703,565
Series A, AMT, 6.63%, 07/15/38	1,295	1,310,255
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(d)	1,450	1,572,714
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.00%, 02/01/42	7,450	9,049,962
Dallas Fort Worth International Airport, ARB, Series D, AMT, 5.00%, 11/01/21(d)	10,980	11,473,112
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	2,745	3,092,929
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/43	7,940	9,805,265
Leander Independent School District, Refunding GO, CAB, Series D, (PSF-GTD), 0.00%, 08/15/38(b)	9,685	4,720,178
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/36(b)	5,810	3,219,960
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	1,385	1,406,107
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/39	9,080	10,971,092
Series B, 5.00%, 01/01/40	1,710	1,850,117
Series B, 5.00%, 01/01/43	12,355	14,443,489
San Antonio Public Facilities Corp., Refunding RB, CAB(b)
0.00%, 09/15/35	680	355,443
0.00%, 09/15/36	12,195	6,005,916
0.00%, 09/15/37	8,730	4,044,958
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/34	5,000	6,159,350
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	2,095	2,344,577
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	820	855,539
Texas Municipal Gas Acquisition & Supply Corp. III, RB
5.00%, 12/15/31	1,665	1,798,866
5.00%, 12/15/32	3,930	4,246,051
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/45	3,630	3,945,991
Texas Water Development Board, RB, Series B, 4.00%, 10/15/43	4,315	5,036,943

		121,420,348

Utah — 1.2%
Salt Lake City Corp. Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/37	3,475	4,092,924
Series A, AMT, 5.00%, 07/01/42	3,490	4,004,810
Series A, AMT, 5.00%, 07/01/43	3,190	3,717,467
Utah Charter School Finance Authority, RB(a)
Series A, 5.00%, 06/15/39	190	195,607
Series A, 5.00%, 06/15/49	380	384,241

		12,395,049

Vermont — 0.4%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	4,125	4,115,595

Security	Par (000)	Value

Washington — 3.8%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/38	$20,000	$23,026,600
Series C, AMT, 5.00%, 04/01/40	2,830	3,125,310
Washington Health Care Facilities Authority, RB, Series B, 5.00%, 08/15/44	1,000	1,062,010
Washington Health Care Facilities Authority, Refunding RB, Series B, 4.00%, 08/15/41	9,000	9,999,810
Washington State Housing Finance Commission, RB, Series A, 5.00%, 01/01/55(a)	280	286,006

		37,499,736

Wisconsin — 2.3%
Public Finance Authority, RB
Series A, 5.00%, 11/15/41	450	525,055
Series A-1, 5.00%, 01/01/55(a)	1,640	1,613,416
Public Finance Authority, Refunding RB(a) 5.00%, 09/01/39	100	100,510
5.00%, 09/01/49	145	141,387
5.00%, 09/01/54	660	631,231
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 04/01/44	7,350	8,810,004
Series A, 5.00%, 11/15/36	4,815	5,693,400
Series A, 5.00%, 11/15/39	5,000	5,890,700

		23,405,703

Total Municipal Bonds — 114.9% (Cost: $1,046,448,675)		1,150,037,204

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 1.0%
City of Phoenix Civic Improvement Corp., ARB, AMT, Senior Lien, 5.00%, 07/01/43	8,500	10,007,050

California — 2.9%
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42(g)	7,074	8,732,231
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series E, AMT, 5.00%, 05/01/45	14,215	16,849,458
State of California, Refunding GO, 5.25%, 10/01/39	3,000	3,651,210

		29,232,899

Colorado — 0.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43(g)	5,833	6,985,182

Connecticut — 0.5%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	3,932	4,566,726

District of Columbia — 0.8%
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 5.00%, 10/01/30	6,880	7,415,333

Florida — 3.6%
City of Miami Beach Florida Stormwater Revenue, Refunding RB, 5.00%, 09/01/41	10,000	12,027,698
City of Miami Beach Florida, RB, 5.00%, 09/01/45	8,760	9,685,406

5

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(d)	$4,840	$5,215,874
Pinellas County School Board, COP, Series A, 5.00%, 07/01/41	7,880	9,389,020

		36,317,998

Illinois — 5.7%
Illinois Finance Authority, Refunding RB, 5.00%, 02/15/41	10,000	11,850,399
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	5,836	6,312,900
Series A, 5.00%, 01/01/40	7,621	8,749,871
Series A, 5.00%, 01/01/44	12,000	14,681,520
Series B, 5.00%, 01/01/40	2,939	3,402,332
Series C, 5.00%, 01/01/36	10,000	11,530,399

		56,527,421

Kansas — 1.7%
Wyandotte County Unified School District No. 500 Kansas City, GO, Series A, 5.50%, 09/01/26(d)	13,470	17,345,855

Massachusetts — 3.0%
Commonwealth of Massachusetts, GO
Series A, 5.00%, 03/01/46	4,204	4,727,959
Series E, 5.25%, 09/01/43	20,000	25,332,400

		30,060,359

Michigan — 2.1%
Michigan Finance Authority, RB, Series A, 5.00%, 11/01/44	5,591	6,334,607
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 04/15/38	10,000	11,721,298
Series I, 5.00%, 10/15/45	2,410	2,812,976

		20,868,881

Nevada — 2.3%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/43	9,730	11,671,912
Las Vegas Valley Water District, Refunding GO, Series A, 5.00%, 06/01/46	9,840	11,677,423

		23,349,335

New Jersey — 2.0%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	10,000	12,520,600
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	2,320	2,715,490
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 06/15/36(g)	4,962	5,156,833

		20,392,923

New York — 6.5%
City of New York Water & Sewer System, RB, Series CC, 5.00%, 06/15/47	15,521	17,198,038
Metropolitan Transportation Authority, RB, Sub- Series D-1, 5.25%, 11/15/44	9,850	10,322,701
New York City Water & Sewer System, Refunding RB, Series DD, 5.00%, 06/15/35	4,740	5,425,736
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/39	7,622	9,119,461

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp., RB, Series A-1, 5.00%, 03/15/43	$14,280	$15,485,232
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	6,402	7,487,021

		65,038,189

Pennsylvania — 1.9%
Geisinger Authority, Refunding RB, Series A, 4.00%, 06/01/41	15,000	15,931,650
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	2,560	2,940,416

		18,872,066

Texas — 3.5%
Aldine Independent School District, Refunding GO, (PSF-GTD), 5.00%, 02/15/42	9,701	11,834,610
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/21(d)(g)	8,868	9,263,656
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 11/15/38	1,798	1,968,426
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/41	9,840	11,546,158

		34,612,850

Virginia — 1.4%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 5.50%, 07/01/57	11,740	14,233,221

Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/38	8,205	10,415,919

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB
Series A, 5.00%, 11/15/39	12,650	14,903,469
Series A, 5.00%, 04/01/42	2,490	2,661,262

		17,564,731

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.4% (Cost: $396,210,550)		423,806,938

Total Long-Term Investments — 157.3% (Cost: $1,442,659,225)		1,573,844,142

6

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class,
0.01%(h)(i)	3,586,739	$3,587,097

Total Short-Term Securities — 0.4% (Cost: $3,586,130)		3,587,097

Total Investments — 157.7% (Cost: $1,446,245,355)		1,577,431,239

Other Assets Less Liabilities — 1.3%		13,174,592

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.4)%		(234,060,001)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (35.6)%		(355,990,076)

Net Assets Applicable to Common Shares — 100.0%		$1,000,555,754

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between December 15, 2020 to June 1, 2026, is $17,976,898.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$3,684,353	$—	$(97,114)(a)	$(4)	$(138)	$3,587,097	3,586,739	$137	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

7

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,150,037,204	$—	$1,150,037,204
Municipal Bonds Transferred to Tender Option Bond Trusts	—	423,806,938	—	423,806,938
Short-Term Securities
Money Market Funds	3,587,097	—	—	3,587,097

	$3,587,097	$1,573,844,142	$—	$1,577,431,239

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(233,969,234)	$—	$(233,969,234)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)

	$—	$(590,369,234)	$—	$(590,369,234)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

SAB	Special Assessment Bonds

ST	Special Tax

8